Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value
Fair Value

4. Fair Value

As of September 30, 2020 and December 31, 2019, the recorded values of cash and cash equivalents, restricted cash and accounts payable approximate their respective fair values due to the short-term nature of the instruments.

Cash and cash equivalents held by the Company as of September 30, 2020 and December 31, 2019 were $56.9 million and $25.6 million, respectively, and were comprised of cash on hand and money market funds classified within Level 1 of the fair value hierarchy.

As of September 30, 2020, the Company held a warrant to purchase preferred stock of a privately held company, which is recorded as a derivative asset within other long-term assets on the Company’s Balance Sheet. The derivative asset is subject to fair value measurement on a recurring basis. The Company measures the fair value of the warrant using a Black-Scholes option pricing model based on significant inputs not observable in the market, which causes the warrant to be classified as Level 3 within the fair value hierarchy. Changes in the fair value of the derivative asset are recognized within Other income (expense), net in the Statements of Operations. The Company determined the fair value of this warrant to be immaterial as of September 30, 2020.

Forward Contract Liability

The Company had no outstanding forward contract liability as it was settled during the nine months ended September 30, 2020.

The Company measured the Redeemable convertible Series E preferred stock forward contract liability at fair value based on significant inputs not observable in the market, which causes it to be classified as a Level 3 measurement within the fair value hierarchy. Refer to Note 7 for more information about the Redeemable convertible Series E preferred stock forward contract liability. The valuation of the Redeemable convertible Series E preferred stock forward contract liability uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assessed these assumptions and estimates on an on-going basis during the nine months ended September 30, 2020 until settlement of the contract as additional data impacting the assumptions and estimates was obtained. Changes in the fair value of the Redeemable convertible Series E preferred stock forward contract liability related to updated assumptions and estimates are recognized within Other income (expense), net in the Statements of Operations.

The following table provides quantitative information associated with the fair value measurement of the Company’s Level 3 inputs as of September 10, 2020, the date in which the Redeemable convertible Series E preferred forward contract liability was settled:

	Fair Value as of
	September 10,	Valuation	Unobservable Input
	2020	Technique	Description	Input
Redeemable convertible Series E preferred stock forward contract liability	$21,688	Discounted cash flow	Fair value of redeemable convertible Series E preferred stock	$9.17

The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended September 30, 2020:

Series E forward
contract liability
Fair value as of December 31, 2019	$—
Issuance of the Redeemable convertible Series E preferred stock forward contract liability	—
Change in fair value	21,688
Settlement of the Redeemable convertible Series E preferred stock forward contract liability	(21,688)
Fair value as of September 30, 2020	$—

The fair value of the redeemable convertible Series E preferred stock forward contract liability as of the September 10, 2020 settlement date was determined by multiplying the number of additional shares issued by the Company by the difference between the issuance price in accordance with the forward contract agreement and the estimated fair value of the redeemable convertible Series E preferred stock.

Redeemable Convertible Preferred Stock

The Company’s recurring Level 3 fair value measurements include the redeemable convertible preferred stock. The redeemable convertible Series C, Series D, Series D‑1, and Series E preferred stock is probable of becoming redeemable in the future and is recorded at its maximum redemption amount, which is the greater of the original issue price or the then-current fair value, at each balance sheet date.

The fair value of the redeemable convertible preferred stock was estimated based on the Company’s enterprise value contemplated in the business combination agreement with Flying Eagle Acquisition Corp. divided by the number of outstanding shares of the Company on a fully diluted basis.

4. Fair Value Measurements

The carrying amounts of certain financial instruments, including cash and cash equivalents, restricted cash and accounts payable approximate their respective fair values due to the short-term nature of the instruments.

Cash and cash equivalents held by the Company as of December 31, 2019 and 2018 were $25.6 million and $22.5 million, respectively, and were comprised of cash on hand and money market funds classified within Level 1 of the fair value hierarchy.

Derivative Liability

The Company’s derivative liability subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measurements
	as of December 31, 2018
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities
Derivative liability	$—	—	3,649	$3,649

The derivative liability represents embedded share-settled redemption features bifurcated from the Company’s 2018 Convertible Promissory Notes, as further discussed in Note 5.

The Company had no derivative liability with significant fair value subject to fair value measurement on a recurring basis as of December 31, 2019.

The Company measures the derivative liability at fair value based on significant inputs not observable in the market, which causes it to be classified as a Level 3 measurement within the fair value hierarchy. The valuation of the derivative liability uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the derivative liability related to updated assumptions and estimates are recognized within Other income (expense), net in the Statements of Operations.

The derivative liability may change significantly as additional data is obtained, impacting the Company’s assumptions regarding probabilities of outcomes used to estimate the fair value of the derivative liability. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The fair value of the share-settled redemption derivative liability was estimated based on the present value of the redemption discount applied to the principal amount of the Convertible Promissory Notes, adjusted to reflect the weighted probability of exercise. The discount rate was based on the risk-free interest rate.

The following table presents changes in Level 3 liabilities measured at fair value for the year ended December 31, 2019 and 2018.

Derivative Liability
Fair value as of December 31, 2017	$—
Issuance of 2018 Convertible Promissory Notes	3,604
Change in fair value	45
Fair value as of December 31, 2018	3,649
Change in fair value	(3,649)
Fair value as of December 31, 2019	$—

Redeemable Convertible Preferred Stock

The Company’s recurring Level 3 fair value measurements include the redeemable convertible preferred stock. The redeemable convertible Series C, Series D and Series D‑1 preferred stock is probable of becoming redeemable in the future and is recorded at its maximum redemption amount, which is the greater of the original issue price or the then-current fair value, at each balance sheet date. The fair value of the redeemable convertible preferred stock as of December 31, 2019 and 2018 was estimated primarily based on valuation methodologies which utilize certain assumptions, including probability weighting of events, recent sales of stock to external investors, volatility, time to liquidity, a risk-free interest rate, and an assumption for a discount for lack of marketability, where applicable.